ACQUISITION OF BUSINESSES - Purchase Price Allocation (Details) $ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 24, 2021 USD ($)	Oct. 28, 2021 USD ($)	Sep. 03, 2021 USD ($)	Aug. 25, 2021 USD ($)	Aug. 20, 2021 USD ($)	Apr. 30, 2021 USD ($)
Individually Insignificant Business Combinations
Consideration transferred
Cash	$ 123	$ 79
Equity consideration	21
Liabilities incurred	17	2
Deferred consideration, acquisition-date fair value		3
Total consideration	161	84
Fair value of assets and liabilities acquired
Cash and cash equivalents	6	26
Accounts receivable and other	24	34
Property, plant and equipment	(161)	(314)
Intangible assets	302	71
Goodwill	278	260
Accounts payable and other liabilities		(51)
Lease liabilities	(54)	(109)
Non-recourse borrowings	(51)	(32)
Deferred income tax liabilities	(18)	(49)
Net assets acquired before non-controlling interest	648	464
Non-controlling interest	(487)	(380)
Net assets acquired	161	84
Brazilian electricity transmission operation
Consideration transferred
Cash			$ 56
Pre-existing interest in business			92
Total consideration			148
Fair value of assets and liabilities acquired
Cash and cash equivalents			70
Accounts receivable and other			13
Intangible assets			1,094
Goodwill			44
Accounts payable and other liabilities			(99)
Lease liabilities			(481)
Deferred income tax liabilities			(152)
Net assets acquired before non-controlling interest			489
Non-controlling interest			(341)
Net assets acquired			$ 148
Canadian diversified midstream operation
Consideration transferred
Cash				$ 400			$ 1,268
BIPC exchangeable LP units				500	$ 11		245
Pre-existing interest in business							192
Total consideration	315			900			2,766
Fair value of assets and liabilities acquired
Cash and cash equivalents					225		121
Accounts receivable and other							440
Property, plant and equipment							(9,864)
Intangible assets							2,570
Goodwill							2,096
Accounts payable and other liabilities							(700)
Lease liabilities							(226)
Non-recourse borrowings							(6,185)
Deferred income tax liabilities							(1,229)
Net assets acquired before non-controlling interest							4,665
Non-controlling interest							(1,899)
Net assets acquired							$ 2,766
Public shareholders interest							0.31
Non-Controlling Interest in Operating Subsidiaries					$ 1,600
BIPC exchangeable shares				$ 500		$ 79	$ 1,061
IPL shares held by public shareholders							$ (2,086)
Indian Telecom Towers Operation
Consideration transferred
Total consideration	30
North American Rail Business
Consideration transferred
Total consideration		$ 1
U.K. Telecommunications
Consideration transferred
Total consideration	$ 40
Brazilian regulated gas transmission operation
Consideration transferred
Total consideration								$ 87